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                                                               (Ameriprise logo)

                    PROSPECTUS SUPPLEMENT -- AUGUST 13, 2007

AMERIPRISE CERTIFICATES (APRIL 25, 2007) S-6000 AA

Effective Oct. 1, 2007, Ameriprise Certificate Company will stop issuing the Ameriprise Cash Reserve Certificate. Existing clients will be allowed to renew their Ameriprise Cash Reserve Certificate(s) as explained in the prospectus.

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S-6000-4 A (8/07)